Manufacturing in collaboration with JAC (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Manufacturing in collaboration with JAC
Total consideration	¥ 1,700,000
Collaborative Arrangement | Vehicle sales
Manufacturing in collaboration with JAC
Actual manufacturing losses recorded as cost of sales		¥ 1,126,523	¥ 715,118	¥ 531,565